Cover	Sep. 30, 2024
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DIAMOND HILL SECURITIZED CREDIT FUND
Entity Central Index Key	0002022290